Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014
C000015684
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 35,967	$ 36,682	$ 34,695	$ 33,381	$ 35,068	$ 34,220	$ 32,275	$ 31,459	$ 29,902	$ 26,831	$ 27,324	$ 29,011	$ 29,287	$ 28,559	$ 27,079	$ 25,998	$ 25,650	$ 23,949	$ 24,370	$ 22,352	$ 24,188	$ 23,239	$ 21,936	$ 24,417	$ 25,926	$ 23,416	$ 25,046	$ 25,926	$ 30,189	$ 29,373	$ 30,038	$ 33,743	$ 33,308	$ 33,494	$ 30,848	$ 32,672	$ 31,523	$ 30,532	$ 28,699	$ 29,212	$ 27,309	$ 27,190	$ 27,423	$ 27,344	$ 26,312	$ 24,455	$ 24,981	$ 25,824	$ 24,058	$ 22,100	$ 21,147	$ 19,816	$ 17,355	$ 19,147	$ 20,485	$ 19,472	$ 19,144	$ 18,437	$ 18,119	$ 18,151	$ 18,101	$ 17,712	$ 16,531	$ 17,484	$ 16,634	$ 16,052	$ 15,392	$ 14,221	$ 15,633	$ 15,499	$ 17,142	$ 16,896	$ 15,889	$ 15,512	$ 15,253	$ 14,761	$ 14,616	$ 14,886	$ 15,381	$ 14,532	$ 14,446	$ 13,978	$ 13,894	$ 13,793	$ 13,761	$ 13,446	$ 13,478	$ 13,060	$ 12,634	$ 12,673	$ 12,099	$ 11,644	$ 11,454	$ 11,252	$ 11,611	$ 11,593	$ 11,617	$ 10,992	$ 11,137	$ 10,886	$ 10,956	$ 10,282	$ 10,421	$ 11,345	$ 11,400	$ 11,210	$ 10,384	$ 10,698	$ 11,415	$ 10,995	$ 11,184	$ 10,810	$ 10,875	$ 10,872	$ 10,137	$ 10,340	$ 10,368	$ 9,983	$ 9,733	$ 9,797	$ 9,425
C000015687
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 35,406	36,131	34,195	32,923	34,603	33,788	31,883	31,098	29,578	26,558	27,062	28,748	29,044	28,338	26,890	25,828	25,495	23,822	24,255	22,261	24,105	23,174	21,891	24,378	25,901	23,408	25,053	25,951	30,234	29,437	30,123	33,854	33,442	33,651	31,009	32,868	31,732	30,750	28,925	29,458	27,559	27,454	27,709	27,644	26,619	24,754	25,301	26,170	24,400	22,426	21,472	20,135	17,647	19,474	20,848	19,833	19,513	18,804	18,491	18,531	18,496	18,108	16,910	17,901	17,038	16,452	15,787	14,594	16,050	15,927	17,623	17,381	16,358	15,976	15,722	15,225	15,085	15,373	15,894	15,028	14,947	14,471	14,392	14,298	14,274	13,956	13,999	13,570	13,138	13,189	12,595	12,131	11,939	11,737	12,120	12,109	12,138	11,494	11,653	11,400	11,476	10,781	10,933	11,910	11,975	11,783	10,922	11,258	12,021	11,587	11,792	11,404	11,480	11,483	10,714	10,934	10,973	10,570	10,312	10,387	10,000
C000015689
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
C000015690
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,519	33,038	31,980	30,541	31,899	30,908	29,324	28,921	27,560	25,206	25,831	27,104	27,587	26,670	24,983	24,867	24,562	23,809	24,390	22,857	24,268	23,023	21,314	23,487	24,424	22,343	24,386	24,423	26,813	25,938	26,670	28,263	27,163	27,532	25,746	26,985	26,226	25,692	25,064	24,946	23,672	22,809	22,166	22,350	21,444	19,185	19,659	20,404	19,009	17,958	17,569	16,689	14,741	16,985	18,497	18,477	17,958	17,304	16,945	16,657	16,967	16,708	15,612	16,674	16,027	15,753	15,237	14,059	15,468	15,159	16,313	16,252	15,710	15,186	15,089	14,713	14,663	15,004	15,576	14,765	14,602	14,170	13,852	13,564	13,521	13,259	13,167	13,001	12,865	12,857	12,378	12,134	11,910	11,458	11,686	11,677	11,661	11,233	11,208	11,015	10,956	10,242	10,246	10,828	11,027	10,991	10,168	10,454	11,124	10,913	11,122	10,978	10,901	11,038	10,435	10,730	10,755	10,481	10,231	10,413	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,519	33,038	31,980	30,541	31,899	30,908	29,324	28,921	27,560	25,206	25,831	27,104	27,587	26,670	24,983	24,867	24,562	23,809	24,390	22,857	24,268	23,023	21,314	23,487	24,424	22,343	24,386	24,423	26,813	25,938	26,670	28,263	27,163	27,532	25,746	26,985	26,226	25,692	25,064	24,946	23,672	22,809	22,166	22,350	21,444	19,185	19,659	20,404	19,009	17,958	17,569	16,689	14,741	16,985	18,497	18,477	17,958	17,304	16,945	16,657	16,967	16,708	15,612	16,674	16,027	15,753	15,237	14,059	15,468	15,159	16,313	16,252	15,710	15,186	15,089	14,713	14,663	15,004	15,576	14,765	14,602	14,170	13,852	13,564	13,521	13,259	13,167	13,001	12,865	12,857	12,378	12,134	11,910	11,458	11,686	11,677	11,661	11,233	11,208	11,015	10,956	10,242	10,246	10,828	11,027	10,991	10,168	10,454	11,124	10,913	11,122	10,978	10,901	11,038	10,435	10,730	10,755	10,481	10,231	10,413	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 33,519	33,038	31,980	30,541	31,899	30,908	29,324	28,921	27,560	25,206	25,831	27,104	27,587	26,670	24,983	24,867	24,562	23,809	24,390	22,857	24,268	23,023	21,314	23,487	24,424	22,343	24,386	24,423	26,813	25,938	26,670	28,263	27,163	27,532	25,746	26,985	26,226	25,692	25,064	24,946	23,672	22,809	22,166	22,350	21,444	19,185	19,659	20,404	19,009	17,958	17,569	16,689	14,741	16,985	18,497	18,477	17,958	17,304	16,945	16,657	16,967	16,708	15,612	16,674	16,027	15,753	15,237	14,059	15,468	15,159	16,313	16,252	15,710	15,186	15,089	14,713	14,663	15,004	15,576	14,765	14,602	14,170	13,852	13,564	13,521	13,259	13,167	13,001	12,865	12,857	12,378	12,134	11,910	11,458	11,686	11,677	11,661	11,233	11,208	11,015	10,956	10,242	10,246	10,828	11,027	10,991	10,168	10,454	11,124	10,913	11,122	10,978	10,901	11,038	10,435	10,730	10,755	10,481	10,231	10,413	10,000
DWS Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 3,351,875	3,303,795	3,197,953	3,054,135	3,189,871	3,090,789	2,932,434	2,892,101	2,756,047	2,520,632	2,583,063	2,710,443	2,758,701	2,666,988	2,498,261	2,486,679	2,456,244	2,380,928	2,438,965	2,285,719	2,426,835	2,302,287	2,131,352	2,348,668	2,442,449	2,234,343	2,438,574	2,442,286	2,681,298	2,593,770	2,666,955	2,826,303	2,716,279	2,753,212	2,574,570	2,698,524	2,622,619	2,569,246	2,506,441	2,494,599	2,367,173	2,280,858	2,216,619	2,235,027	2,144,372	1,918,460	1,965,866	2,040,440	1,900,918	1,795,765	1,756,913	1,668,862	1,474,074	1,698,534	1,849,685	1,847,691	1,795,830	1,730,434	1,694,521	1,665,650	1,696,726	1,670,779	1,561,178	1,667,434	1,602,710	1,575,285	1,523,695	1,405,878	1,546,751	1,515,901	1,631,340	1,625,169	1,571,035	1,518,625	1,508,868	1,471,311	1,466,327	1,500,382	1,557,565	1,476,514	1,460,235	1,417,021	1,385,249	1,356,365	1,352,135	1,325,878	1,316,685	1,300,093	1,286,492	1,285,680	1,237,768	1,213,369	1,190,994	1,145,822	1,168,610	1,167,686	1,166,137	1,123,344	1,120,806	1,101,516	1,095,558	1,024,211	1,024,563	1,082,846	1,102,684	1,099,053	1,016,786	1,045,439	1,112,350	1,091,315	1,112,179	1,097,817	1,090,079	1,103,824	1,043,528	1,073,001	1,075,507	1,048,068	1,023,065	1,041,320	1,000,000
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 45,306	46,090	43,178	40,739	42,544	41,808	39,138	38,185	36,566	32,972	33,448	35,372	35,692	34,529	32,319	30,910	30,608	28,649	28,994	26,763	28,982	27,719	26,188	29,008	30,426	27,165	29,502	30,204	34,353	33,060	34,526	37,767	36,985	36,761	33,830	35,838	34,546	33,444	31,469	31,911	29,878	29,373	29,380	29,599	28,298	25,669	26,572	27,884	25,275	23,470	22,490	21,075	18,359	20,362	21,850	21,372	20,746	19,865	19,320	19,318	19,467	19,037	17,814	19,015	18,193	17,690	17,079	15,670	17,144	16,964	18,630	18,526	17,566	17,065	16,902	16,192	16,136	16,591	17,038	15,911	15,788	15,322	14,751	14,562	14,299	13,929	13,966	13,612	13,308	13,156	12,631	12,219	12,070	11,813	12,097	12,053	12,113	11,567	11,612	11,391	11,496	10,770	10,775	11,412	11,582	11,549	10,634	10,903	11,608	11,227	11,429	11,270	11,214	11,343	10,634	10,800	10,913	10,578	10,306	10,458	10,000
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 45,306	46,090	43,178	40,739	42,544	41,808	39,138	38,185	36,566	32,972	33,448	35,372	35,692	34,529	32,319	30,910	30,608	28,649	28,994	26,763	28,982	27,719	26,188	29,008	30,426	27,165	29,502	30,204	34,353	33,060	34,526	37,767	36,985	36,761	33,830	35,838	34,546	33,444	31,469	31,911	29,878	29,373	29,380	29,599	28,298	25,669	26,572	27,884	25,275	23,470	22,490	21,075	18,359	20,362	21,850	21,372	20,746	19,865	19,320	19,318	19,467	19,037	17,814	19,015	18,193	17,690	17,079	15,670	17,144	16,964	18,630	18,526	17,566	17,065	16,902	16,192	16,136	16,591	17,038	15,911	15,788	15,322	14,751	14,562	14,299	13,929	13,966	13,612	13,308	13,156	12,631	12,219	12,070	11,813	12,097	12,053	12,113	11,567	11,612	11,391	11,496	10,770	10,775	11,412	11,582	11,549	10,634	10,903	11,608	11,227	11,429	11,270	11,214	11,343	10,634	10,800	10,913	10,578	10,306	10,458	10,000
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 45,306	46,090	43,178	40,739	42,544	41,808	39,138	38,185	36,566	32,972	33,448	35,372	35,692	34,529	32,319	30,910	30,608	28,649	28,994	26,763	28,982	27,719	26,188	29,008	30,426	27,165	29,502	30,204	34,353	33,060	34,526	37,767	36,985	36,761	33,830	35,838	34,546	33,444	31,469	31,911	29,878	29,373	29,380	29,599	28,298	25,669	26,572	27,884	25,275	23,470	22,490	21,075	18,359	20,362	21,850	21,372	20,746	19,865	19,320	19,318	19,467	19,037	17,814	19,015	18,193	17,690	17,079	15,670	17,144	16,964	18,630	18,526	17,566	17,065	16,902	16,192	16,136	16,591	17,038	15,911	15,788	15,322	14,751	14,562	14,299	13,929	13,966	13,612	13,308	13,156	12,631	12,219	12,070	11,813	12,097	12,053	12,113	11,567	11,612	11,391	11,496	10,770	10,775	11,412	11,582	11,549	10,634	10,903	11,608	11,227	11,429	11,270	11,214	11,343	10,634	10,800	10,913	10,578	10,306	10,458	10,000
DWS Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 4,530,574	$ 4,608,975	$ 4,317,817	$ 4,073,931	$ 4,254,384	$ 4,180,784	$ 3,913,760	$ 3,818,520	$ 3,656,599	$ 3,297,171	$ 3,344,792	$ 3,537,157	$ 3,569,204	$ 3,452,877	$ 3,231,865	$ 3,090,983	$ 3,060,785	$ 2,864,948	$ 2,899,382	$ 2,676,318	$ 2,898,194	$ 2,771,887	$ 2,618,821	$ 2,900,827	$ 3,042,562	$ 2,716,522	$ 2,950,212	$ 3,020,430	$ 3,435,281	$ 3,305,959	$ 3,452,603	$ 3,776,743	$ 3,698,545	$ 3,676,069	$ 3,383,045	$ 3,583,756	$ 3,454,593	$ 3,344,375	$ 3,146,942	$ 3,191,079	$ 2,987,794	$ 2,937,330	$ 2,938,010	$ 2,959,910	$ 2,829,766	$ 2,566,933	$ 2,657,175	$ 2,788,368	$ 2,527,545	$ 2,346,971	$ 2,249,037	$ 2,107,548	$ 1,835,890	$ 2,036,202	$ 2,185,005	$ 2,137,227	$ 2,074,633	$ 1,986,505	$ 1,932,038	$ 1,931,798	$ 1,946,708	$ 1,903,720	$ 1,781,381	$ 1,901,505	$ 1,819,309	$ 1,768,959	$ 1,707,853	$ 1,567,001	$ 1,714,401	$ 1,696,383	$ 1,862,983	$ 1,852,629	$ 1,756,585	$ 1,706,489	$ 1,690,215	$ 1,619,241	$ 1,613,604	$ 1,659,102	$ 1,703,776	$ 1,591,086	$ 1,578,795	$ 1,532,245	$ 1,475,090	$ 1,456,157	$ 1,429,944	$ 1,392,921	$ 1,396,601	$ 1,361,206	$ 1,330,771	$ 1,315,555	$ 1,263,091	$ 1,221,914	$ 1,206,973	$ 1,181,271	$ 1,209,678	$ 1,205,269	$ 1,211,287	$ 1,156,689	$ 1,161,250	$ 1,139,129	$ 1,149,627	$ 1,076,993	$ 1,077,452	$ 1,141,160	$ 1,158,156	$ 1,154,914	$ 1,063,354	$ 1,090,326	$ 1,160,821	$ 1,122,748	$ 1,142,881	$ 1,127,018	$ 1,121,401	$ 1,134,302	$ 1,063,419	$ 1,079,957	$ 1,091,326	$ 1,057,806	$ 1,030,647	$ 1,045,818	$ 1,000,000